Basic and Diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (loss) Per Share (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Income (loss) Per Share [Line Items]
Net Loss	$ (57,720)	$ (51,701)
Add: Gain on extinguishment of convertible preferred stock	216,386
Net income (loss) attributable to common stockholders, basic	158,666	(51,701)
Less: Warrants, series with dilutive impact only		(500)
Less: Convertible preferred stock, series with dilutive impact only	(230,774)
Net loss attributable to common stockholders, dilutive	$ (72,108)	$ (52,201)
Weighted-average common shares outstanding, basic (in Shares)	11,677,673	10,439,510
Add: Warrants, series with dilutive impact only (in Shares)		72,307
Add: Options, with dilutive impact only (in Shares)	108,028
Add: Convertible preferred stock, series with dilutive impact only (in Shares)	19,770,719
Weighted-average shares outstanding, dilutive (in Shares)	31,556,420	10,511,817